Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001141819_SupplementTextBlock
Supplement dated October 25, 2013

to the

Prospectus dated June 28, 2013

for Snow Capital Small Cap Value Fund and Snow Capital Opportunity Fund

(each a “Fund” and collectively the “Funds”)

each a series of Trust for Professional Managers (the “Trust”)

On October 24, 2013, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Funds and Snow Capital Management, L.P. (the “Adviser”), as investment adviser of the Funds, pursuant to which the Adviser has agreed to reduce the Snow Capital Small Cap Value Fund’s (the “Small Cap Value Fund”) management fee from 1.25% to 1.15% effective November 1, 2013.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Small Cap Value Fund, and the Adviser, pursuant to which the Adviser has agreed to reduce the Small Cap Value Fund’s operating expense limit from 2.00% to 1.70%, from 2.75% to 2.45%, and from 1.75% to 1.45%, for Class A shares, Class C shares and Institutional Class shares, respectively, effective November 1, 2013.

The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Small Cap Value Fund:

Page 1 – “Summary Section – Snow Capital Small Cap Value Fund - Fees and Expenses of the Fund”

Risk/Return [Heading]	rr_RiskReturnHeading	Snow Capital Small Cap Value Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Choosing a Share Class – Sales Charge on Class A Shares” on page 19 of the Prospectus and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charge on Class A Shares” on page 43 of the Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-29
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation agreement discussed in the table above is reflected only through June 29, 2014.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Class C shares, you would pay the following expenses:
Snow Capital Small Cap Value Fund - Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,303
Snow Capital Small Cap Value Fund - Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.45%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.45%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	348
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,678
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,640
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	934
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,678
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,640
Snow Capital Small Cap Value Fund - Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,184
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,683

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 12 months of purchase.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Snow Capital Management L.P. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses and dividends and interest on short positions) for the Fund does not exceed 1.70%, 2.45% and 1.45% of the Fund's average net assets, for Class A shares, Class C shares and Institutional Class shares, respectively, through at least June 29, 2014, and subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement.